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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21108

                        Pioneer Fundamental Growth Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31


Date of reporting period:  April 1, 2007 through September 30, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                   FUNDAMENTAL
                                     GROWTH
                                      FUND

                                      PIGFX
                                  Ticker Symbol

                                   Semiannual
                                     Report

                                     9/30/07

                           [LOGO]PIONEER
                                 Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                         2
Portfolio Management Discussion               4
Portfolio Summary                             8
Prices and Distributions                      9
Performance Update                           10
Comparing Ongoing Fund Expenses              13
Schedule of Investments                      15
Financial Statements                         21
Notes to Financial Statements                28
Trustees, Officers and Service Providers     34

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They were particularly useful guides during the past year, when an otherwise healthy long-term bull market was buffeted by problems in the mortgage and banking industries.

Since mid-year, issues tied to poor underwriting practices in the subprime sector of the mortgage industry and to problems with risk management by banks and hedge funds have resulted in increased market volatility and rising concern about risks to U.S. economic growth.

Even against this backdrop, the long-term performance of major asset classes remained positive. In the 12 months ending September 30, 2007, equity investors were generally rewarded as, despite several interim corrections, the Standard & Poor's 500 Index returned 16%, the Dow Jones Industrial Average returned 22%, and the NASDAQ Composite Index returned 20%. International developed and emerging markets equities performed even better, reflecting both a weakening dollar (which boosts returns for U.S. dollar-based investors) and strong local currency returns, with the MSCI EAFE Developed Market Index returning 25% and the MSCI Emerging Markets Index returning 59% over the same 12-month period. The U.S. bond market, as measured by the Lehman Aggregate Bond Index, returned 5% in the 12 months ending September 30, 2007. The U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, returned 8% for the same period, reflecting its higher coupon yield.

U.S. economic growth has slowed in the past year, but this was due as much to the natural maturation of the cyclical expansion, as U.S. factories approached full utilization and the labor market approached full employment, as it was to rising commodity prices or short-term interest rates. This slowdown was, therefore, not entirely unwelcome, as it reduced the threat of higher inflation. More recently, however, there has been increasing concern that falling home prices, and/or disruptions in financial markets pose a larger threat to continuing economic growth. A weaker U.S. dollar has put upward pressure on some prices, but it has also benefited exporters and companies competing in the global marketplace.

Although U.S. economic growth has slowed, growth in the rest of the world remains relatively strong. In Europe, robust GDP growth driven by a positive operating environment for European companies, especially exporters, has driven unemployment lower and supported growing consumption, although concerns about the impact of the strong Euro are a persistent source of worry. Japanese economic growth continues, albeit at a muted rate, and the country's deflationary problems are gradually receding. Economic growth in

Letter

emerging market countries remains faster than in the developed world as they persist in "catching up," led by China, which continues its rise as a world economic power.

The U.S. Federal Reserve and the world's other central banks have pursued policies aimed at producing low and stable inflation, believed to be the best backdrop for steady economic growth and low average unemployment over the long term. Keeping inflation low is also an important support for stock and bond valuations, and so central bank policies have also been "investor friendly."

Looking forward, the economic outlook appears generally positive, although real estate prices, subprime mortgage defaults, and the possibility of a systemic liquidity/credit crunch all represent sources of risk. Central banks responded to this summer's liquidity squeeze in the inter-bank and commercial paper markets by acting as "lenders of last resort" and, in September 2007, the Fed cut rates to limit the risk of credit market problems spreading to the broader economy. While falling risk tolerances and reducing leverage may depress asset prices in the short term, valuations look reasonable if "Wall Street" problems do not spread to the broader "Main Street" economy.

Sudden swings in the markets are always to be expected. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is aligned to your particular risk tolerance and investment objective.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/07
--------------------------------------------------------------------------------

Equities turned in generally solid performance during the six months ended September 30, 2007, despite severe market volatility in July and early August brought on by concerns about the sub-prime mortgage and structured finance markets. Healthy profits and strong balance sheets encouraged investor confidence in stocks, especially large-cap growth stocks. In the following interview, Andrew Acheson and Timothy Mulrenan discuss the factors that affected the performance of Pioneer Fundamental Growth Fund during the six months. Mr. Acheson and Mr. Mulrenan are co-managers of the Fund.

Q:   How did the Fund perform during the six months ended September 30, 2007?

A: The Fund produced a healthy return despite trailing its benchmark and Lipper peer group average. Pioneer Fundamental Growth Fund Class A shares generated a total return of 10.57% at net asset value over the six months. During the same period, the benchmark Russell 1000 Growth Index rose 11.35%, while the average return of the 755 funds in Lipper's Large Cap Growth category was 13.14%.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   What was the investment environment like during the six months?

A: We had a favorable backdrop for investing in large-cap growth companies for most of the period. Company profits continued to grow, although at a decelerating rate, corporate balance sheets remained solid, equity valuations were reasonable, and long-term interest rates stayed low by historical standards. The weakening of the U.S. dollar tended to help the earnings of those large companies with exposure to foreign economies, most of which were growing faster than the U.S. economy. The environment was particularly supportive for large-cap growth stocks, which we emphasize. After having been outperformed by value stocks for several years, growth stocks entered the period undervalued relative to value

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     stocks, despite having higher growth rates, higher returns on equity and healthy balance sheets. Moreover, growth stocks have shown an historical tendency to outperform when economic growth has decelerated. Large-cap growth stocks, in particular, had the advantage of geographic diversity, with exposure to opportunities in foreign markets. While large-cap growth stocks were affected by the market sell-off in mid-summer that was precipitated by the aforementioned problems in the subprime mortgage and structured finance industries, they retained their existing advantages as the market stabilized and began to recover following intervention by the U.S. Federal Reserve Board (the Fed). To inject new liquidity into the financial markets, the Fed lowered key short-term interest rates - first the discount rate in August, and then both the fed funds rate and the discount rate in September. The moves encouraged investor confidence that the nation's central bank was prepared to act in the face of a deteriorating situation.

Q:   What changes did you make in the Fund's portfolio over the six months?

A: We made some changes in the Fund's positioning during the period. We sharpened our focus on large-cap growth companies with firm business fundamentals and earnings that we believed could be sustained, even as the business cycle entered a decelerating period. We emphasized companies that we believed had strong management teams capable of executing their business plans. We increased our investments in the Consumer Staples and Health Care sectors, where we found companies with stronger balance sheets and more stable growth prospects. At the same time, we shifted focus away from financials stocks, where we had concerns about some parts of the credit markets. We also de-emphasized investments in retailing stocks because of uncertainty about prospects for consumer spending growth.

     In the Consumer Staples sector, one of our notable additions was Coca-Cola. The company has been diversifying away from its heavy emphasis on carbonated soft drinks by introducing new products that have greater appeal in the global distribution network it has built. In the Health Care sector, a major new investment was Thermo Fisher Scientific, which after a corporate merger has emerged as the premier franchise among producers of scientific equipment and instruments for the life sciences industries.

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/07                            (continued)
--------------------------------------------------------------------------------

     Among the holdings we liquidated were home improvement retailers Home Depot and Lowe's, as we saw continued weakness in the residential construction industry. We also eliminated a few Information Technology stocks because of deterioration in their prospects. These included: Macrovision, a developer of copyright software protection for the entertainment industry; Motorola, the well-known telecommunications equipment company; and Palm, a producer of hand-held wireless communications devices. We also sold our investment in TXU, the Texas-based utility, as a group of private investors announced plans to acquire the company in a leveraged transaction.

Q: What types of investments most influenced the Fund's results during the period?

A: Cisco Systems and Juniper Networks, two information network equipment companies, both made large gains during the six months. These two Fund holdings benefited from increasing investments in network infrastructure to help facilitate rapidly increasing traffic over the Internet and corporate networks. In particular, the transmission of more video content over networks increased the demand for sophisticated infrastructure. Moreover, Cisco also gained from heavy investment in networking infrastructure in emerging markets, including in the Middle East.

     Among our Energy holdings, National Oil Well Varco was a standout. Its technology leadership in drilling equipment proved to be a profitable advantage as energy companies made heavy investments in new drilling equipment to meet growing demand for oil and gas.

     Investments that detracted from results included retailer Ross Stores and technology corporations Palm and Macrovision. Ross Stores, a major off-price retailer, was hurt by slowing sales trends in California, a state where the company has a major presence and where the slumping real estate market has affected consumer spending. However, we have maintained our position because we think the company has a strong franchise and good potential to expand its store base, and is in a position to benefit from its investments in productivity-enhancing technology. Palm saw its market share in hand-held, wireless communications devices shrink in the face of intense competition from the Blackberry products of Research In Motion and the new iPhone products of Apple.

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Macrovision suffered major setbacks in its effort to develop profitable agreements with major entertainment studios for its software product designed to protect against unauthorized use of copyright-protected programming.

Q:   What is your investment outlook?

A: We are moderately optimistic about opportunities in the equity market, although we do see some reasons for caution. Our outlook is tempered by concerns about problems in the housing industry and the potential spillover effects on employment, personal income and consumption. At the same time, the persistent weakness of the U.S. dollar could increase inflationary pressures. In addition, questions still remain as to the full extent of potential weakness in the credit markets due to concerns about sub-prime mortgages and structured finance.

     Despite those concerns, two major factors encourage a more optimistic view. First, the global economic expansion continues at a healthy pace, with major positive impacts in the U.S. Second, stock valuations remain reasonable, especially in view of the continuing profit growth and solid balance sheets of corporations.

     We intend to maintain our investment discipline within this context, emphasizing high-quality companies with growth platforms that may allow them to benefit from the global economy. However, we are likely to continue to de-emphasize industries and sectors that are highly dependent on domestic cyclical trends, choosing to focus instead on corporations that have the potential to sustain their earnings in the face of a deceleration in the domestic economy.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 9/30/07
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

Temporary Cash Investment                             4.6%
Depositary Receipts for International Stocks          4.8%
U.S. Common Stocks                                   90.6%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

Energy                                                4.1%
Consumer Staples                                     17.3%
Materials                                             2.3%
Consumer Discretionary                               11.9%
Health Care                                          21.6%
Industrials                                          12.2%
Information Technology                               25.0%
Financials                                            5.6%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage ot equity holdings)*

 1. Cisco Systems, Inc.                              4.99%
 2. Microsoft Corp.                                  4.23
 3. Thermo Fisher Scientific, Inc.                   3.46
 4. CVS Corp.                                        3.39
 5. PepsiCo, Inc.                                    3.21
 6. Medtronic, Inc.                                  2.89
 7. General Electric Co.                             2.76
 8. Loews Corp. - Carolina Group                     2.75
 9. Texas Instruments, Inc.                          2.72
10. Teva Pharmaceutical Industries, Ltd. (A.D.R.)    2.67

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Fundamental Growth Fund
-----------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
-----------------------------------------------------------------------------

Net Asset Value Per Share
-----------------------------------------------------------------------------

Class      9/30/07       3/31/07
-----      -------       -------
  A        $12.45         $11.26
  B        $12.26         $11.13
  C        $12.26         $11.13

Distributions Per Share
-----------------------------------------------------------------------------

                     4/1/07 - 9/30/07
                    -----------------
            Net
         Investment      Short-Term       Long-Term
Class      Income      Capital Gains    Capital Gains
-----      ------      -------------    -------------
  A         $ -             $ -              $ -
  B         $ -             $ -              $ -
  C         $ -             $ -              $ -


Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/07                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fundamental Growth Fund at public offering price, compared to that of the Russell 1000 Growth Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of September 30, 2007)

                                                Net Asset      Public Offering
Period                                         Value (NAV)        Price (POP)
Life-of-Class
(8/22/02)                                        10.04%              8.77%
5 Years                                          13.64              12.31
1 Year                                           16.44               9.75
--------------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated August 1, 2007)

                                                  Gross               Net
                                                  5.34%              1.25%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Ivestment

                                         Pioneer Fundamental    Russell 1000
                                             Growth Fund        Growth Index
8/02                                           $ 9,425            $10,000
                                               $ 8,481            $ 8,962
9/03                                           $10,602            $11,285
                                               $11,144            $12,132
9/05                                           $13,204            $13,539
                                               $13,803            $14,357
9/07                                           $16,072            $17,136

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 8/1/2010 for Class A Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000[RegTM] Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/07                              CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fundamental Growth Fund, compared to that of the Russell 1000 Growth Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of September 30, 2007)

                                                   If                 If
Period                                            Held             Redeemed
 Life-of-Class
 (12/15/05)                                       9.23%              7.13%
 1 Year                                          15.53              11.53
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated August 1, 2007)

                                                  Gross               Net
                                                  7.63%              2.15%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Ivestment

                                         Pioneer Fundamental    Russell 1000
                                             Growth Fund        Growth Index
12/05                                          $10,000            $10,000
9/06                                           $10,341            $10,297
9/07                                           $11,547            $12,290

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 8/1/2008 for Class B Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000[RegTM] Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/07                              CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fundamental Growth Fund, compared to that of the Russell 1000 Growth Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of September 30, 2007)

                                                  If                 If
Period                                           Held             Redeemed
 Life-of-Class
 (12/15/05)                                       9.23%              9.23%
 1 Year                                          15.53              14.53
--------------------------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated August 1, 2007)

                                                  Gross               Net
                                                  6.85%              2.15%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Ivestment

                                         Pioneer Fundamental    Russell 1000
                                             Growth Fund        Growth Index
12/05                                          $10,000            $10,000
9/06                                           $10,331            $10,297
9/07                                           $11,936            $12,290

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitations currently in effect through 8/1/2008 for Class C Shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000[RegTM] Growth Index measures the performance of large-cap U.S. growth stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Fundamental Growth Fund

Based on actual returns from April 1, 2007 through September 30, 2007.

Share Class                                  A            B            C
----------------------------------------------------------------------------
Beginning Account Value                  $1,000.00    $1,000.00    $1,000.00
On 4/1/07
Ending Account Value (after expenses)    $1,105.70    $1,101.50    $1,101.50
On 9/30/07
Expenses Paid During Period*             $    6.60    $   11.33    $   11.33

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15% and 2.15% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Fundamental Growth Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from April 1, 2007 through September 30, 2007.

Share Class                                  A            B            C
----------------------------------------------------------------------------
Beginning Account Value                  $1,000.00    $1,000.00    $1,000.00
On 4/1/07
Ending Account Value (after expenses)    $1,018.80    $1,014.29    $1,014.29
On 9/30/07
Expenses Paid During Period*             $    6.33    $   10.86    $   10.86

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, 2.15% and 2.15% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/07 (unaudited)
--------------------------------------------------------------------------------

 Shares                                                  Value
           COMMON STOCKS - 97.3%
           Energy - 4.0%
           Integrated Oil & Gas - 2.7%
  1,125    ConocoPhillips                           $   98,741
    400    USX-Marathon Group, Inc.                     22,808
                                                    ----------
                                                    $  121,549
                                                    ----------
           Oil & Gas Equipment & Services - 1.3%
    400    National-Oilwell Varco, Inc.*            $   57,800
                                                    ----------
           Total Energy                             $  179,349
                                                    ----------
           Materials - 2.3%
           Gold - 1.7%
  1,700    Newmont Mining Corp.                     $   76,041
                                                    ----------
           Industrial Gases - 0.6%
    300    Praxair, Inc.                            $   25,128
                                                    ----------
           Total Materials                          $  101,169
                                                    ----------
           Capital Goods - 10.8%
           Aerospace & Defense - 6.0%
  1,000    Honeywell International, Inc.            $   59,470
    420    L-3 Communications Holdings, Inc.            42,899
    700    Northrop Grumman Corp.                       54,600
  1,365    United Technologies Corp.                   109,855
                                                    ----------
                                                    $  266,824
                                                    ----------
           Industrial Conglomerates - 4.8%
  1,015    3M Co.                                   $   94,984
  2,900    General Electric Co.                        120,060
                                                    ----------
                                                    $  215,044
                                                    ----------
           Total Capital Goods                      $  481,868
                                                    ----------
           Transportation - 1.1%
           Air Freight & Couriers - 1.1%
    650    United Parcel Service, Inc.              $   48,815
                                                    ----------
           Total Transportation                     $   48,815
                                                    ----------

The accompanying notes are an integral part of these financial statements.   15

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

 Shares                                                  Value
           Consumer Durables & Apparel - 1.3%
           Footwear - 1.3%
  1,000    Nike, Inc.                               $   58,660
                                                    ----------
           Total Consumer Durables & Apparel        $   58,660
                                                    ----------
           Consumer Services - 2.6%
           Casinos & Gaming - 2.6%
  2,650    International Game Technology            $  114,215
                                                    ----------
           Total Consumer Services                  $  114,215
                                                    ----------
           Media - 3.0%
           Advertising - 0.5%
    500    Omnicom Group                            $   24,045
                                                    ----------
           Movies & Entertainment - 2.5%
  2,400    News Corp., Inc.                         $   52,776
  1,495    Viacom, Inc. (Class B)*                      58,260
                                                    ----------
                                                    $  111,036
                                                    ----------
           Total Media                              $  135,081
                                                    ----------
           Retailing - 4.7%
           Apparel Retail - 4.7%
  1,055    Abercrombie & Fitch Co.                  $   85,139
  1,200    Ross Stores, Inc.                            30,768
  3,180    TJX Companies, Inc.                          92,443
                                                    ----------
                                                    $  208,350
                                                    ----------
           Total Retailing                          $  208,350
                                                    ----------
           Food & Drug Retailing - 3.3%
           Drug Retail - 3.3%
  3,720    CVS Corp.                                $  147,424
                                                    ----------
           Total Food & Drug Retailing              $  147,424
                                                    ----------
           Food, Beverage & Tobacco - 10.6%
           Packaged Foods & Meats - 1.0%
    700    William Wrigley Jr. Co.                  $   44,961
                                                    ----------
           Soft Drinks - 5.4%
  1,800    Coca-Cola Co.                            $  103,446
  1,900    PepsiCo, Inc.                               139,194
                                                    ----------
                                                    $  242,640
                                                    ----------

16 The accompanying notes are an integral part of these financial statements.

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Shares                                                          Value
           Tobacco - 4.2%
    980    Altria Group, Inc.                               $   68,139
  1,450    Loews Corp. - Carolina Group                        119,234
                                                            ----------
                                                            $  187,373
                                                            ----------
           Total Food, Beverage & Tobacco                   $  474,974
                                                            ----------
           Household & Personal Products - 2.9%
           Household Products - 2.3%
  1,480    Procter & Gamble Co.                             $  104,103
                                                            ----------
           Personal Products - 0.6%
    600    Estee Lauder Co.                                 $   25,476
                                                            ----------
           Total Household & Personal Products              $  129,579
                                                            ----------
           Health Care Equipment & Services - 7.2%
           Health Care Distributors - 0.8%
    600    Cardinal Health, Inc.                            $   37,518
                                                            ----------
           Health Care Equipment - 5.4%
    700    Edwards Lifesciences Group*                      $   34,517
  2,225    Medtronic, Inc.                                     125,512
  3,900    Thoratec Corp.*                                      80,691
                                                            ----------
                                                            $  240,720
                                                            ----------
           Health Care Technology - 1.0%
  1,440    IMS Health, Inc.                                 $   44,122
                                                            ----------
           Total Health Care Equipment & Services           $  322,360
                                                            ----------
           Pharmaceuticals & Biotechnology - 13.8%
           Biotechnology - 2.4%
  1,000    Cubist Pharmaceuticals, Inc.*                    $   21,130
  1,730    Gilead Sciences, Inc.*                               70,705
    465    Vertex Pharmaceuticals, Inc.*                        17,861
                                                            ----------
                                                            $  109,696
                                                            ----------
           Life Sciences Tools & Services - 3.4%
  2,600    Thermo Fisher Scientific, Inc.*(b)               $  150,072
                                                            ----------
           Pharmaceuticals - 8.0%
  1,925    Eli Lilly & Co.                                  $  109,590
  1,505    Johnson & Johnson                                    98,879
  2,603    Teva Pharmaceutical Industries, Ltd. (A.D.R.)       115,755

The accompanying notes are an integral part of these financial statements.   17

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

 Shares                                                          Value
           Pharmaceuticals - (continued)
    700    Wyeth                                            $   31,185
                                                            ----------
                                                            $  355,409
                                                            ----------
           Total Pharmaceuticals & Biotechnology            $  615,177
                                                            ----------
           Diversified Financials - 3.1%
           Asset Management & Custody Banks - 1.1%
    200    Franklin Resources, Inc.                         $   25,500
    250    Legg Mason, Inc.                                     21,073
                                                            ----------
                                                            $   46,573
                                                            ----------
           Consumer Finance - 1.3%
  1,000    American Express Co.                             $   59,370
                                                            ----------
           Investment Banking & Brokerage - 0.7%
    425    Merrill Lynch & Co., Inc.                        $   30,294
                                                            ----------
           Total Diversified Financials                     $  136,237
                                                            ----------
           Insurance - 2.4%
           Property & Casualty Insurance - 2.4%
     27    Berkshire Hathaway, Inc. (Class B)*              $  106,704
                                                            ----------
           Total Insurance                                  $  106,704
                                                            ----------
           Software & Services - 6.0%
           Data Processing & Outsourced Services - 0.8%
  1,800    Western Union Co.                                $   37,746
                                                            ----------
           Internet Software & Services - 1.1%
  1,800    Yahoo!, Inc.*                                    $   48,312
                                                            ----------
           Systems Software - 4.1%
  6,240    Microsoft Corp.                                  $  183,830
                                                            ----------
           Total Software & Services                        $  269,888
                                                            ----------
           Technology Hardware & Equipment - 11.1%
           Communications Equipment - 10.6%
  6,550    Cisco Systems, Inc.*                             $  216,869
  4,675    Corning, Inc.*                                      115,239
  2,635    Juniper Networks, Inc.*(b)                           96,467
  1,100    Qualcomm, Inc.                                       46,486
                                                            ----------
                                                            $  475,061
                                                            ----------

18 The accompanying notes are an integral part of these financial statements.

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Shares                                                         Value
           Computer Storage & Peripherals - 0.5%
    800    Network Appliance, Inc.*                         $   21,528
                                                            ----------
           Total Technology Hardware & Equipment            $  496,589
                                                            ----------
           Semiconductors - 7.1%
           Semiconductors - 7.1%
  3,000    Infineon Technologies (A.D.R.)*                  $   51,540
  3,700    Intel Corp.                                          95,682
  3,100    Marvell Technology Group, Ltd.*                      50,747
  3,225    Texas Instruments, Inc.                             118,003
                                                            ----------
                                                            $  315,972
                                                            ----------
           Total Semiconductors                             $  315,972
                                                            ----------
           TOTAL COMMON STOCKS
           (Cost $3,799,316)                                $4,342,411
                                                            ----------
           TEMPORARY CASH INVESTMENTS - 4.6%
           Security Lending Collateral - 4.6%
207,642    Securities Lending Investment Fund, 5.24%        $  207,642
                                                            ----------
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost $207,642)                                  $  207,642
                                                            ----------
           TOTAL INVESTMENT IN SECURITIES - 101.9%
           (Cost $4,006,958) (a)                            $4,550,053
                                                            ----------
           OTHER ASSETS AND LIABILITIES - (1.9)%            $  (83,873)
                                                            ----------
           TOTAL NET ASSETS - 100.0%                        $4,466,180
                                                            ==========

(A.D.R.) American Depositary Receipt

*        Non-income producing security.

(a) At September 30, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $4,018,627 was as follows:

            Aggregate gross unrealized gain for all investments in which there is
            an excess of value over tax cost                                         $582,430
            Aggregate gross unrealized loss for all investments in which there is
            an excess of tax cost over value                                          (51,004)
                                                                                     --------
            Net unrealized gain                                                      $531,426
                                                                                     ========

The accompanying notes are an integral part of these financial statements.   19

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/07 (unaudited)                        (continued)
--------------------------------------------------------------------------------

(b)      At September 30, 2007, the following securities were out on loan:

         Shares     Description                                    Value
          2,609     Juniper Networks, Inc.*                     $ 95,516
          1,881     Thermo Fisher Scientific, Inc.*              108,571
                                                                --------
                    Total                                       $204,087
                                                                ========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended September 30, 2007 aggregated $1,853,792 and $464,453, respectively.

20 The accompanying notes are an integral part of these financial statements.

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 9/30/07 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned
    of $204,087) (cost $4,006,958)                          $4,550,053
  Cash                                                         130,879
  Receivables -
    Fund shares sold                                                96
    Dividends, interest and foreign taxes withheld               2,375
    Due from Pioneer Investment Management, Inc.                 5,795
  Other                                                         20,098
                                                            ----------
     Total assets                                           $4,709,296
                                                            ----------
LIABILITIES:
  Payables -
    Fund shares repurchased                                 $       90
    Upon return of securities loaned                           207,642
  Due to affiliates                                              9,131
  Accrued expenses                                              26,253
                                                            ----------
     Total liabilities                                      $  243,116
                                                            ----------
NET ASSETS:
  Paid-in capital                                           $3,900,482
  Accumulated net investment loss                                 (908)
  Accumulated net realized gain on investments                  23,511
  Net unrealized gain on investments                           543,095
                                                            ----------
     Total net assets                                       $4,466,180
                                                            ==========
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $3,446,521/276,727 shares)              $    12.45
                                                            ==========
  Class B (based on $770,855/62,886 shares)                 $    12.26
                                                            ==========
  Class C (based on $248,804/20,298 shares)                 $    12.26
                                                            ==========
MAXIMUM OFFERING PRICE:
  Class A ($12.45 [divided by] 94.25%)                      $    13.21
                                                            ==========

The accompanying notes are an integral part of these financial statements.   21

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 9/30/07

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $59)           $18,375
  Interest                                                     3,988
  Income from securities loaned, net                              20
                                                             -------
     Total investment income                                              $ 22,383
                                                                          --------
EXPENSES:
  Management fees                                            $12,273
  Transfer agent fees and expenses
    Class A                                                    1,149
    Class B                                                    1,248
    Class C                                                      372
  Distribution fees
    Class B                                                    2,151
    Class C                                                      999
  Administrative reimbursements                                  368
  Custodian fees                                               7,626
  Registration fees                                           12,230
  Professional fees                                           18,518
  Printing expense                                             6,466
  Fees and expenses of nonaffiliated trustees                  3,580
  Miscellaneous                                                1,274
                                                             -------
     Total expenses                                                       $ 68,254
     Less management fees waived and
       expenses reimbursed by Pioneer Investment
       Management, Inc.                                                    (44,925)
     Less fees paid indirectly                                                 (38)
                                                                          --------
     Net expenses                                                         $ 23,291
                                                                          --------
       Net investment loss                                                $   (908)
                                                                          --------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                        $ 30,356
                                                                          --------
  Change in net unrealized gain on investments                            $327,792
                                                                          --------
    Net gain on investments                                               $358,148
                                                                          --------
    Net increase in net assets resulting from operations                  $357,240
                                                                          ========

22 The accompanying notes are an integral part of these financial statements.

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 9/30/07 and the Year Ended 3/31/07, respectively

                                                           Six Months
                                                              Ended           Year
                                                             9/30/07          Ended
                                                           (unaudited)       3/31/07
FROM OPERATIONS:
Net investment loss                                        $     (908)      $   (2,563)
Net realized gain on investments                               30,356           25,781
Change in net unrealized gain on investments                  327,792           94,631
                                                           ----------       ----------
    Net increase in net assets resulting
     from operations                                       $  357,240       $  117,849
                                                           ----------       ----------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
    Class A ($0.00 and $0.31 per share, respectively)      $        -       $  (55,690)
    Class B ($0.00 and $0.31 per share, respectively)               -           (6,603)
    Class C ($0.00 and $0.31 per share, respectively)               -           (3,518)
                                                           ----------       ----------
     Total distributions to shareowners                    $        -       $  (65,811)
                                                           ----------       ----------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                           $1,581,319       $  746,591
Reinvestment of distributions                                       -           10,640
Cost of shares repurchased                                   (205,059)        (118,630)
                                                           ----------       ----------
    Net increase in net assets resulting from
     Fund share transactions                               $1,376,260       $  638,601
                                                           ----------       ----------
    Net increase in net assets                             $1,733,500       $  690,639
NET ASSETS:
Beginning of period                                         2,732,680        2,042,041
                                                           ----------       ----------
End of period                                              $4,466,180       $2,732,680
                                                           ==========       ==========
Accumulated net investment loss                            $     (908)      $        -
                                                           ==========       ==========

The accompanying notes are an integral part of these financial statements.   23

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------

                                     9/30/07        9/30/07     3/31/07     3/31/07
                                      Shares        Amount      Shares      Amount
                                   (unaudited)   (unaudited)
CLASS A
Shares sold                           93,098      $1,098,748    40,505     $448,668
Reinvestment of distributions              -               -       565        6,260
Less shares repurchased              (11,255)       (132,230)   (3,609)     (40,157)
                                     -------      ----------    ------     --------
    Net increase                      81,843      $  966,518    37,461     $414,771
                                     =======      ==========    ======     ========
CLASS B
Shares sold                           35,621      $  419,504    20,536     $229,453
Reinvestment of distributions              -               -       340        3,732
Less shares repurchased               (5,642)        (65,510)   (7,231)     (78,473)
                                     -------      ----------    ------     --------
    Net increase                      29,979      $  353,994    13,645     $154,712
                                     =======      ==========    ======     ========
CLASS C
Shares sold                            5,411      $   63,067     6,123     $ 68,470
Reinvestment of distributions              -               -        59          648
Less shares repurchased                 (616)         (7,319)        -            -
                                     -------      ----------    ------     --------
    Net increase                       4,795      $   55,748     6,182     $ 69,118
                                     =======      ==========    ======     ========

24 The accompanying notes are an integral part of these financial statements.

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                              Six Months Ended  Year     Year     Year      Year
                                                                  9/30/07       Ended    Ended    Ended     Ended      8/22/02 (a)
CLASS A                                                         (unaudited)    3/31/07  3/31/06  3/31/05   3/31/04     to 3/31/03
Net asset value, beginning of period                               $11.26      $10.98   $11.28   $11.93    $ 8.99      $ 10.00
                                                                   ------      ------   ------   ------    ------      -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                      $ 0.01      $ 0.01   $(0.01)  $ 0.06    $(0.03)     $ (0.01)
 Net realized and unrealized gain (loss) on investments              1.18        0.58     1.22     0.56      2.97        (1.00)
                                                                   ------      ------   ------   ------    ------      -------
  Net increase (decrease) in net assets from investment operations $ 1.19      $ 0.59   $ 1.21   $ 0.62    $ 2.94      $ (1.01)
Distributions to shareowners:
 Net investment income                                                  -           -    (0.06)       -         -            -
 Net realized gain                                                      -       (0.31)   (1.45)   (1.27)        -            -
                                                                   ------      ------   ------   ------    ------      -------
Net increase (decrease) in net asset value                         $ 1.19      $ 0.28   $(0.30)  $(0.65)   $ 2.94      $ (1.01)
                                                                   ------      ------   ------   ------    ------      -------
Net asset value, end of period                                     $12.45      $11.26   $10.98   $11.28    $11.93      $  8.99
                                                                   ======      ======   ======   ======    ======      =======
Total return*                                                       10.57%       5.41%   11.10%    5.50%    32.70%      (10.10)%(b)
Ratio of net expenses to average net assets+                         1.25%**     1.25%    1.29%    1.30%     1.30%        1.30%**
Ratio of net investment income (loss) to average net assets+         0.11%**     0.03%   (0.11)%   0.51%    (0.33)%      (0.27)%**
Portfolio turnover rate                                                30%**       65%     102%     236%       41%           6%
Net assets, end of period (in thousands)                           $3,447      $2,194   $1,729   $1,692    $1,790      $ 1,349
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                        3.90%**     5.34%    6.09%    6.00%     5.38%***    13.80%**
 Net investment loss                                                (2.54)%**   (4.06)%  (4.91)%  (4.20)%   (4.41)%***  (12.77)%**
Ratios with waiver of management fees and assumption of expenses by PIM and reductions for fees paid indirectly:
 Net expenses                                                        1.25%**     1.25%    1.29%    1.30%     1.30%        1.30%**
 Net investment income (loss)                                        0.11%**     0.03%   (0.11)%   0.51%    (0.33)%      (0.27)%**

(a) Class A shares commenced operations on August 22, 2002 and were first publicly offered on December 15, 2005.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
*** In the absence of the negative registration fees in the statement of operations, which relates to a change in estimate for registration fees in the period ended March 2003, the gross expenses ratio to average net assets would have been 5.31%. As a result of the expenses limitation arrangement (see footnote 2), there would be no effect on the per share operating performance, total return and the net expenses and net investment loss ratios to average net assets.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements. 25

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                  Six Months
                                                     Ended         Year
                                                    9/30/07        Ended    12/15/05 (a)
                                                  (unaudited)     3/31/07   to 3/31/06
CLASS B
Net asset value, beginning of period                $11.13        $10.95    $ 10.76
                                                    ------        ------    -------
Increase (decrease) from investment operations:
  Net investment loss                               $(0.03)       $(0.06)   $ (0.02)
  Net realized and unrealized gain
   on investments                                     1.16          0.55       0.21
                                                    ------        ------    -------
   Net increase in net assets from investment
     operations                                     $ 1.13        $ 0.49    $  0.19
Distributions to shareowners:
  Net realized gain                                      -         (0.31)         -
                                                    ------        ------    -------
Net increase in net asset value                     $ 1.13        $ 0.18    $  0.19
                                                    ------        ------    -------
Net asset value, end of period                      $12.26        $11.13    $ 10.95
                                                    ======        ======    =======
Total return*                                        10.15%         4.50%      1.77%(b)
Ratio of net expenses to average net assets+          2.15%**       2.15%      2.15%**
Ratio of net investment loss to average
  net assets+                                        (0.79)%**     (0.83)%    (0.71)%**
Portfolio turnover rate                                 30%**         65%       102%
Net assets, end of period (in thousands)            $  771        $  366    $   211
Ratios with no waiver of management fees
  and assumption of expenses by PIM and no
  reductions for fees paid indirectly:
  Net expenses                                        5.38%**       7.63%     11.90%**
  Net investment loss                                (4.01)%**     (6.31)%   (10.46)%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and
  reductions for fees paid indirectly:
  Net expenses                                        2.15%**       2.15%      2.15%**
  Net investment loss                                (0.78)%**     (0.83)%    (0.71)%**

(a)  Class B shares were first publicly offered on December 15, 2005.
(b)  Not Annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

26 The accompanying notes are an integral part of these financial statements.

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                  Six Months
                                                     Ended         Year
                                                    9/30/07        Ended      12/15/05 (a)
                                                 (unaudited)      3/31/07     to 3/31/06
CLASS C
Net asset value, beginning of period                $11.13        $10.95      $10.76
                                                    ------        ------      ------
Increase (decrease) from investment operations:
  Net investment loss                               $(0.04)       $(0.07)     $(0.02)
  Net realized and unrealized gain
   on investments                                     1.17          0.56        0.21
                                                    ------        ------      ------
   Net increase in net assets from investment
     operations                                     $ 1.13        $ 0.49      $ 0.19
Distributions to shareowners:
  Net realized gain                                      -         (0.31)          -
                                                    ------        ------      ------
Net increase in net asset value                     $ 1.13        $ 0.18      $ 0.19
                                                    ------        ------      ------
Net asset value, end of period                      $12.26        $11.13      $10.95
                                                    ======        ======      ======
Total return*                                        10.15%         4.50%       1.77%(b)
Ratio of net expenses to average net assets+          2.15%**       2.15%       2.15%**
Ratio of net investment loss to average
  net assets+                                        (0.77)%**     (0.86)%     (0.80)%**
Portfolio turnover rate                                 30%**         65%        102%
Net assets, end of period (in thousands)            $  249        $  173      $  102
Ratios with no waiver of management fees
  and assumption of expenses by PIM and no
  reductions for fees paid indirectly:
  Net expenses                                        5.22%**       6.85%      11.50%**
  Net investment loss                                (3.83)%**     (5.56)%     10.15)%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and
  reductions for fees paid indirectly:
  Net expenses                                        2.15%**       2.15%       2.15%**
  Net investment loss                                (0.77)%**     (0.86)%     (0.80)%**

(a)  Class C shares were first publicly offered on December 15, 2005.
(b)  Not Annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   27

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/07 (unaudited)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

Pioneer Fundamental Growth Fund (the Fund), formerly Pioneer Large Cap Growth Fund, is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized on March 12, 2002, and commenced operations on August 22, 2002. Prior to August 22, 2002, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc. (PFD). The Fund's shares, including Class A shares, were first publicly offered on December 15, 2005. Prior to December 15, 2005 all Fund shares outstanding were owned by PFD. The Fund's investment objective is to seek long-term capital growth.

The Fund offers three classes of shares - Class A, Class B and Class C shares. Shares of Class A, Class B and Class C each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation proceeds, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Information regarding the Fund's principal risks is contained in the Fund's prospectus(es). Please refer to those documents when considering the Fund's investment risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. As of September 30, 2007, there were no securities fair valued. Temporary cash investments are valued at amortized cost which approximates market value.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend date in exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis. Dividends and interest are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The Fund has elected to defer $3,404 in capital losses recognized between November 1, 2006 and March 31, 2007 to its fiscal year ending March 31, 2008.

     The tax character of current year distributions will be determined at the end of the fiscal year. The tax character of distributions paid during the year ended March 31, 2007 was as follows:

--------------------------------------------------------------------------------
                                                                         2007
--------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                                                         $19,249
Long-term capital gain                                                   46,562
                                                                        -------
  Total                                                                 $65,811
                                                                        =======
--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at March 31, 2007.

--------------------------------------------------------------------------------
                                                                         2007
--------------------------------------------------------------------------------
Undistributed ordinary income                                          $  8,228
Post-October Loss Deferred                                               (3,404)
Unrealized appreciation                                                 203,634
                                                                       --------
  Total                                                                $208,458
                                                                       ========
--------------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. PFD, the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Italiano), earned $277 in underwriting commissions on the sale of Class A shares during the six months ended September 30, 2007.

D.   Security Lending

     The Fund lends securities in the portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

F.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/07 (unaudited)                  (continued)
--------------------------------------------------------------------------------

     each class and the ratable allocation of related out-of-pocket expense (see
     Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets.

PIM has agreed not to impose its management fee and to assume other operating expenses of the Fund to the extent necessary to limit expenses to 1.25%, 2.15% and 2.15% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. These expense limitations became effective December 15, 2005 and are in effect through August 1, 2010 for Class A shares and through August 1, 2008 for Class B and Class C shares. Prior to December 15, 2005, Pioneer had voluntarily agreed not to charge all or a portion of its management fee and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class A expenses to 1.30% of the Fund's average daily net assets attributable to Class A shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At September 30, 2007, $8 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $8,997 in transfer agent fees payable to PIMSS at September 30, 2007.

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

4.   Distribution Plan

The Fund adopted a Plan of Distribution with respect to Class A, Class B and Class C shares in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $126 in distribution fees payable to PFD at September 30, 2007.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended September 30, 2007, no CDSCs were paid to PFD.

5.   Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended September 30, 2007, the Fund's expenses were reduced by $38 under such arrangements.

6.   New Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Fundamental Growth Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                      Officers
John F. Cogan, Jr., Chairman                  John F. Cogan, Jr., President
David R. Bock                                 Daniel K. Kingsbury, Executive
Mary K. Bush                                    Vice President
Margaret B.W. Graham                          Vincent Nave, Treasurer
Daniel K. Kingsbury                           Dorothy E. Bourassa, Secretary
Thomas J. Perna
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                   www.pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Fundamental Growth Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2007

* Print the name and title of each signing officer under his or her signature.